Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2024
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital	Net change in non-cash working capital items and others is as follows for the years ended September 30:

	2024	2023
	$	$
Accounts receivable	106,360	(31,120)
Work in progress	(8,999)	76,554
Prepaid expenses and other assets	4,466	3,547
Long-term financial assets	(24,423)	(9,911)
Accounts payable and accrued liabilities	22,151	(130,172)
Accrued compensation and employee-related liabilities	(27,689)	(57,644)
Deferred revenue	50,420	45,681
Income taxes	(98,207)	105,577
Provisions	(594)	(10,129)
Long-term liabilities	33,540	18,893
Derivative financial instruments	634	(682)
Retirement benefits obligations	7,337	5,871
	64,996	16,465

Disclosure of non-cash operating and investing activities	Non-cash operating and investing activities are as follows for the years ended September 30:

	2024	2023
	$	$
Operating activities
Accounts receivable	(12)	—
Accounts payable and accrued liabilities	35,992	32,392
Provisions	576	1,088
Other long-term liabilities	13,524	4,768
	50,080	38,248
Investing activities
Purchase of PP&E	(11,158)	(14,374)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(110,778)	(86,691)
Additions to intangible assets	(40,908)	(28,944)
	(162,844)	(130,009)

Disclosure of financing activities	Changes arising from financing activities are as follows for the years ended September 30:

	2024			2023
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities
	$	$	$	$	$	$
Balance, beginning of year	3,100,321	(97,575)	641,963	3,267,034	(146,215)	709,201
Cash used in financing activities excluding equity
Increase of long-term debt	747,073	—	—	948	—	—
Repayment of long-term debt and lease liabilities	(1,154,878)	—	(146,762)	(79,150)	—	(161,211)
Repayment of debt assumed in business acquisitions that occurred in prior year	(162,146)	—	—	(56,994)	—	—
Settlement of derivative financial instruments (Note 32)	—	38,943	—	—	2,921	—
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	—	—	110,778	—	—	81,656
Additions through business acquisitions (Note 27)	162,146	—	2,341	—	—	—
Changes in foreign currency exchange rates	(6,715)	68,132	18,914	(38,218)	45,719	15,997
Other	2,507	—	(7,139)	6,701	—	(3,680)
Balance, end of year	2,688,308	9,500	620,095	3,100,321	(97,575)	641,963

Disclosure of interest and income taxes paid and received	Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2024	2023
	$	$
Interest paid	102,180	130,570
Interest received	87,153	87,239
Income taxes paid	740,325	480,607